PROVISIONS AND CONTINGENT LIABILITIES (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Beginning balance	$ 8,223,103	$ 8,223,103
Net remeasurement of loss allowance	(4,010)
Provisions used during the period	6,494	10,623
Provisions reversed during the period	(65,971)	(120,246)
Translation adjustment	6,312	(409)
Ending balance	10,235,831	8,223,103
Stage 1
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Beginning balance	125,189
Net remeasurement of loss allowance	(24,851)
Provisions used during the period	28,360
Provisions reversed during the period	(20,459)
Translation adjustment	4,515
Ending balance	112,754	125,189
Stage 2
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Beginning balance	14,502
Net remeasurement of loss allowance	3,239
Provisions used during the period	988
Provisions reversed during the period	(4,757)
Translation adjustment	918
Ending balance	14,890	14,502
Stage 3
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Beginning balance	310
Net remeasurement of loss allowance	17,602
Provisions used during the period	6,741
Provisions reversed during the period	(24,637)
Translation adjustment	(1)
Ending balance	15	$ 310
12-month expected credit losses [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	(40,899)
12-month expected credit losses [member] | Stage 1
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	(16,727)
12-month expected credit losses [member] | Stage 2
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	(20,644)
12-month expected credit losses [member] | Stage 3
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	(3,528)
Life time Expected Credit Losses Not Credit impaired Member [Member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	20,717
Life time Expected Credit Losses Not Credit impaired Member [Member] | Stage 1
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	(5,216)
Life time Expected Credit Losses Not Credit impaired Member [Member] | Stage 2
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	33,702
Life time Expected Credit Losses Not Credit impaired Member [Member] | Stage 3
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	(7,769)
Life time Expected Credit Losses Credit impaired Member [Member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	16,172
Life time Expected Credit Losses Credit impaired Member [Member] | Stage 1
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	(2,908)
Life time Expected Credit Losses Credit impaired Member [Member] | Stage 2
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	(9,819)
Life time Expected Credit Losses Credit impaired Member [Member] | Stage 3
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Net remeasurement of loss allowance	$ 28,899